20. Employees benefits (Details 6)	12 Months Ended
Dec. 31, 2019
G1 Plan | Discount rate | Increase of 1.0%
SummaryOfEmployeeBenefitsLineItems [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$ 326,714
G1 Plan | Discount rate | Decrease of 1.0%
SummaryOfEmployeeBenefitsLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 396,026
G1 Plan | Life expectation | Increase of 1 year
SummaryOfEmployeeBenefitsLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 80,048
G1 Plan | Life expectation | Decrease of 1 year
SummaryOfEmployeeBenefitsLineItems [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$ 72,676
G1 Plan | Wage increase rate | Increase of 1.0%
SummaryOfEmployeeBenefitsLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 36,140
G1 Plan | Wage increase rate | Decrease of 1.0%
SummaryOfEmployeeBenefitsLineItems [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$ 31,070
G0 Plan | Discount rate | Increase of 1.0%
SummaryOfEmployeeBenefitsLineItems [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$ 301,727
G0 Plan | Discount rate | Decrease of 1.0%
SummaryOfEmployeeBenefitsLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 314,156
G0 Plan | Life expectation | Increase of 1 year
SummaryOfEmployeeBenefitsLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 117,324
G0 Plan | Life expectation | Decrease of 1 year
SummaryOfEmployeeBenefitsLineItems [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$ 140,051
G0 Plan | Wage increase rate | Increase of 1.0%
SummaryOfEmployeeBenefitsLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 388,886
G0 Plan | Wage increase rate | Decrease of 1.0%
SummaryOfEmployeeBenefitsLineItems [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$ 372,127